SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 15 -    SUBSEQUENT EVENTS
In March 2021, the Company entered into an agreement to dispose all of its interest in Cixi HollySys Precision Technology Co., Ltd. (“Cixi Hollysys”) for cash consideration of $16,331. The Company received $5,187 of the proceeds prior to the year ended December 31, 2021 and recorded the amount as a liability as the disposal transaction was not completed as of December 31, 2021. The Company completed the disposal in February 2022.